Bank Loans (Details) - Schedule of Short-Term Borrowings - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Short-term borrowings	$ 218,417
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowings	$ 218,417